Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	May 2024
Payment Date	6/17/2024
Transaction Month	7
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,443,380,079.18	40,320		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$265,000,000.00	5.590%		December 15, 2024
Class A-2a Notes	$261,250,000.00	5.68%		September 15, 2026
Class A-2b Notes	$200,000,000.00	5.87371%	*	September 15, 2026
Class A-3 Notes	$461,250,000.00	5.53%		September 15, 2028
Class A-4 Notes	$62,500,000.00	5.49%		May 15, 2029
Class B Notes	$39,480,000.00	5.93%		August 15, 2029
Class C Notes	$26,300,000.00	6.37%		May 15, 2031
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.55%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,937,194.82

Principal:
Principal Collections	$27,328,190.48
Prepayments in Full	$13,277,473.60
Liquidation Proceeds	$418,555.19
Recoveries	$229.98
Sub Total	$41,024,449.25
Collections	$45,961,644.07

Purchase Amounts:
Purchase Amounts Related to Principal	$169,179.05
Purchase Amounts Related to Interest	$1,028.34
Sub Total	$170,207.39

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$46,131,851.46

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	May 2024
Payment Date	6/17/2024
Transaction Month	7
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$46,131,851.46
Servicing Fee	$986,780.81	$986,780.81	$0.00	$0.00	$45,145,070.65
Interest - Class A-1 Notes	$67,307.74	$67,307.74	$0.00	$0.00	$45,077,762.91
Interest - Class A-2a Notes	$1,236,583.33	$1,236,583.33	$0.00	$0.00	$43,841,179.58
Interest - Class A-2b Notes	$1,076,846.83	$1,076,846.83	$0.00	$0.00	$42,764,332.75
Interest - Class A-3 Notes	$2,125,593.75	$2,125,593.75	$0.00	$0.00	$40,638,739.00
Interest - Class A-4 Notes	$285,937.50	$285,937.50	$0.00	$0.00	$40,352,801.50
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,352,801.50
Interest - Class B Notes	$195,097.00	$195,097.00	$0.00	$0.00	$40,157,704.50
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,157,704.50
Interest - Class C Notes	$139,609.17	$139,609.17	$0.00	$0.00	$40,018,095.33
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$40,018,095.33
Regular Principal Payment	$58,517,637.34	$40,018,095.33	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$46,131,851.46

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$40,018,095.33
Total					$40,018,095.33

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$13,135,353.20	$49.57	$67,307.74	$0.25	$13,202,660.94	$49.82
Class A-2a Notes	$15,226,268.58	$58.28	$1,236,583.33	$4.73	$16,462,851.91	$63.01
Class A-2b Notes	$11,656,473.55	$58.28	$1,076,846.83	$5.38	$12,733,320.38	$63.66
Class A-3 Notes	$0.00	$0.00	$2,125,593.75	$4.61	$2,125,593.75	$4.61
Class A-4 Notes	$0.00	$0.00	$285,937.50	$4.58	$285,937.50	$4.58
Class B Notes	$0.00	$0.00	$195,097.00	$4.94	$195,097.00	$4.94
Class C Notes	$0.00	$0.00	$139,609.17	$5.31	$139,609.17	$5.31
Total	$40,018,095.33	$30.41	$5,126,975.32	$3.90	$45,145,070.65	$34.31

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	May 2024
Payment Date	6/17/2024
Transaction Month	7

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$13,135,353.20	0.0495674	$0.00	0.0000000
Class A-2a Notes	$261,250,000.00	1.0000000	$246,023,731.42	0.9417176
Class A-2b Notes	$200,000,000.00	1.0000000	$188,343,526.45	0.9417176
Class A-3 Notes	$461,250,000.00	1.0000000	$461,250,000.00	1.0000000
Class A-4 Notes	$62,500,000.00	1.0000000	$62,500,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$1,063,915,353.20	0.8085815	$1,023,897,257.87	0.7781675

Pool Information
Weighted Average APR	5.001%	5.014%
Weighted Average Remaining Term	51.16	50.38
Number of Receivables Outstanding	36,023	35,303
Pool Balance	$1,184,136,977.19	$1,142,660,427.60
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,082,968,870.67	$1,045,563,914.88
Pool Factor	0.8203917	0.7916559

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,470.37
Yield Supplement Overcollateralization Amount	$97,096,512.72
Targeted Overcollateralization Amount	$137,262,711.74
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$118,763,169.73

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,470.37
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,470.37
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,470.37

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	May 2024
Payment Date	6/17/2024
Transaction Month	7
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		67	$283,151.27
(Recoveries)		2	$229.98
Net Loss for Current Collection Period			$282,921.29
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2867%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0335%
Second Prior Collection Period			0.1513%
Prior Collection Period			0.2456%
Current Collection Period			0.2918%
Four Month Average (Current and Prior Three Collection Periods)			0.1805%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		391	$782,882.49
(Cumulative Recoveries)			$12,062.69
Cumulative Net Loss for All Collection Periods			$770,819.80
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0534%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,002.26
Average Net Loss for Receivables that have experienced a Realized Loss			$1,971.41

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.64%	178	$7,358,864.00
61-90 Days Delinquent	0.09%	26	$1,017,283.27
91-120 Days Delinquent	0.06%	13	$649,789.12
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.79%	217	$9,025,936.39

Repossession Inventory:
Repossessed in the Current Collection Period		12	$602,782.22
Total Repossessed Inventory		16	$786,637.19

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0653%
Prior Collection Period			0.0944%
Current Collection Period			0.1105%
Three Month Average			0.0901%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1459%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	May 2024
Payment Date	6/17/2024
Transaction Month	7

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	94	$4,261,271.97
2 Months Extended	87	$3,875,445.77
3+ Months Extended	12	$534,552.99

Total Receivables Extended	193	$8,671,270.73
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer